Acquisitions (Tables)	12 Months Ended
Dec. 31, 2021
Bird Rides [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The purchase price, which was prepared with the assistance of a valuation specialist, was allocated to the assets acquired and the liabilities assumed based on estimated fair values as of the acquisition date as follows (in thousands):

Fair Value
Assets acquired:
Current assets	$68,667
Vehicles	140
Intangible assets:
Customer relationships	1,621
Government relationships	3,838
Net liabilities assumed	(975)

Total assets acquired, net	$73,291

Total purchase price	$190,000

Goodwill	$116,709